State Street SPDR SP Emerging Markets ex-China ETF Investment Objectives and Goals - State Street SPDR SP Emerging Markets ex-China ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P Emerging Markets ex-China ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Emerging Markets ex-China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance on an index based upon the investable universe of publicly traded companies domiciled in emerging markets (with the exception of China).